Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [text block] [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been applied consistently in the financial statements for all periods presented, unless otherwise stated.

a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with IFRS, as issued by the IASB.

The Company’s financial statements have been prepared on a cost basis, unless otherwise indicated.

The Company has elected to present the profit or loss items using the function of expense method.

The financial statements are presented in USD and all values are rounded to the nearest thousand (‘000), except when otherwise indicated.

b.	The operating cycle:

The operating cycle of the Company is one year.

c.	Consolidated financial statements:

The consolidated financial statements comprise the financial statements of companies that are controlled by the Company (Subsidiaries). Control of a company is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Potential voting rights are considered when assessing whether an entity has control over the other entity. The consolidation of the financial statements commences on the date on which control is obtained and ends when such control ceases.

The financial statements of the Company and of the Subsidiaries are prepared as of the same dates and periods. The consolidated financial statements are prepared using uniform accounting policies by all companies in the Group. Significant intra-Group balances and transactions and gains or losses resulting from intra-Group transactions are eliminated in full in the consolidated financial statements.

Non-controlling interests in subsidiaries represent the equity in subsidiaries not attributable, directly or indirectly, to a parent. Non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Profit or loss and components of other comprehensive income are attributed to the Company and to non-controlling interests. Losses are attributed to non-controlling interests even if they result in a negative balance of non-controlling interests in the consolidated statement of financial position.

d.	Discontinued operations:

A discontinued operation is a component of the Company that either has been disposed of or is classified as held for sale. The operating results relating to the discontinued operation are presented separately in profit or loss, net of the tax effect.

e.	Functional currency and foreign currency:

1.	Functional currency and presentation currency:

Effective on October 1, 2018, due to changes in certain economic facts and circumstances, the functional currency of the Company was changed from the New Israeli Shekel (“NIS”) to USD. Thus, the functional and reporting currency of the Company is the USD. In determining the appropriate functional currency that should be used, the Company followed the guidance in IAS 21, “The Effects of Changes in Foreign Exchange Rates”. The Company accounted for the change in its functional currency prospectively.

All resulting translation differences until October 1, 2018, following the fact that the reporting currency was different than the functional currency, were recognized as a separate component of other comprehensive income (loss) in equity “foreign currency translation reserve.”

The functional currency of THR up until THR’s Dissolution, was also USD.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency (other than the functional currency) are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currency and measured at fair value are retranslated into the functional currency using the exchange rate prevailing at the date when the fair value was determined. Non-monetary assets and liabilities measured at cost are translated at the exchange rate at the date of the transaction.

f.	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date with the addition of non-controlling interests in the acquiree. In each business combination, the Company chooses whether to measure the non-controlling interests in the acquiree based on their fair value on the acquisition date or at their proportionate share in the fair value of the acquiree’s net identifiable assets.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Goodwill is initially measured at cost which represents the excess of the acquisition consideration and the amount of non-controlling interests over the net identifiable assets acquired and liabilities assumed. If the resulting amount is negative, the acquirer recognizes the resulting gain on the acquisition date.

g.	Restricted deposits:

A restricted deposit is cash invested in a short-term deposit (between three months and one year) or in a long-term deposit (with a maturity of more than one year from the date of investment). Restricted deposits are designated to secure the Company’s office facilities lease agreements and its credit cards.

h.	Property and equipment, net:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and any related investment grants and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %
Lab equipment	6-50	33
Computers	33-50	33
Office furniture and equipment	20-33	25
Motor vehicles	55	-
Leasehold improvements	see below	-

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by a company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate. Depreciation of an asset ceases at the earlier of the date that the asset is classified as held for sale and the date that the asset is derecognized.

i.	Intangible assets:

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with a finite useful life are amortized over their useful life and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

j.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs. Impairment losses are recognized in profit or loss.

k.	Financial instruments:

1.	Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

-	The Company’s business model for managing financial assets; and

-	The contractual cash flow terms of the financial asset.

a)	Debt instruments are measured at amortized cost when:

The Company’s business model is to hold the financial assets in order to collect their contractual cash flows, and the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. After initial recognition, the instruments in this category are measured according to their terms at amortized cost using the effective interest rate method, less any provision for impairment.

On the date of initial recognition, the Company may irrevocably designate a debt instrument as measured at fair value through profit or loss if doing so eliminates or significantly reduces a measurement or recognition inconsistency, such as when a related financial liability is also measured at fair value through profit or loss.

b)	Debt instruments are measured at fair value through profit or loss when:

A financial asset which is a debt instrument does not meet the criteria for measurement at amortized cost or at fair value through other comprehensive income. After initial recognition, the financial asset is measured at fair value and gains or losses from fair value adjustments are recognized in profit or loss.

c)	Equity instruments and other financial assets held for trading:

Investments in equity instruments do not meet the above criteria and accordingly are measured at fair value through profit or loss.

Other financial assets held for trading such as derivatives, including embedded derivatives separated from the host contract, are measured at fair value through profit or loss unless they are designated as effective hedging instruments.

Dividends from investments in equity instruments are recognized in profit or loss when the right to receive the dividends is established.

2.	Derecognition of financial assets:

A financial asset is derecognized only when:

-	The contractual rights to the cash flows from the financial asset have expired;

-	The Company has transferred substantially all the risks and rewards deriving from the contractual rights to receive cash flows from the financial asset or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or

-	The Company has retained its contractual rights to receive cash flows from the financial asset but has assumed a contractual obligation to pay the cash flows in full without material delay to a third party.

3.	Financial liabilities:

a)	Financial liabilities measured at amortized cost:

Financial liabilities are initially recognized at fair value less transaction costs that are directly attributable to the issue of the financial liability.

After initial recognition, the Company measures all financial liabilities at amortized cost using the effective interest rate method, except for financial liabilities at fair value through profit or loss such as derivatives.

b)	Financial liabilities measured at fair value through profit or loss:

At initial recognition, the Company measures financial liabilities that are not measured at amortized cost at fair value. Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized in profit or loss.

4.	Derecognition of financial liabilities:

A financial liability is derecognized only when it is extinguished, that is when the obligation specified in the contract is discharged or cancelled or expires. A financial liability is extinguished when the debtor discharges the liability by paying in cash, other financial assets, goods or services, or is legally released from the liability.

5.	Offsetting financial instruments:

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position if there is a legally enforceable right to set off the recognized amounts and there is an intention either to settle on a net basis or to realize the asset and settle the liability simultaneously. The right of set-off must be legally enforceable not only during the ordinary course of business of the parties to the contract but also in the event of bankruptcy or insolvency of one of the parties. In order for the right of set-off to be currently available, it must not be contingent on a future event, there may not be periods during which the right is not available, or there may not be any events that will cause the right to expire.

6.	Compound financial instruments:

Convertible debentures which contain both an equity/derivative component and a liability component are separated into two components. This separation is performed by first determining the liability component based on the fair value of an equivalent non-convertible liability. The value of the conversion component is determined to be the residual amount. Directly attributable transaction costs are apportioned between the equity component and the liability component based on the allocation of proceeds to the equity and liability components.

7.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issue expenses) to the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities that are measured at amortized cost. The proceeds allocated to equity instruments are determined to be the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

l.	Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred.

The conditions enabling capitalization of development costs as an asset have not yet been met and, therefore, all development expenditures are recognized in profit or loss when incurred.

m.	Finance income and expenses:

Finance income and expenses comprise interest income on amounts invested and exchange rate gains and losses. Interest income is recognized as it accrues using the effective interest method. Finance income and expenses derive also from changes in the fair value of financial liabilities measured at fair value through profit or loss. Borrowing costs are recognized in profit or loss using the effective interest method.

n.	Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	-	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	-	Inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Level 3	-	Inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

o.	Taxes on income:

Current or deferred taxes are recognized in profit or loss, except to the extent that they relate to items which are recognized in other comprehensive income or equity.

1.	Current taxes:

A current tax liability is measured using the tax rates and tax laws that have been enacted or substantively enacted by the reporting date as well as adjustments required in connection with the tax liability in respect of previous years.

2.	Deferred taxes:

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred taxes are measured at the tax rate that is expected to apply when the asset is realized, or the liability is settled, based on tax laws that have been enacted or substantively enacted by the reporting date.

Deferred tax assets are reviewed at each reporting date and reduced to the extent that it is not probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets had not been recognized are reviewed at each reporting date and a respective deferred tax asset is recognized to the extent that their utilization is probable.

Taxes that would apply in the event of the disposal of investments in investees have not been taken into account in computing deferred taxes, as long as the disposal of the investments in investees is not probable in the foreseeable future. Also, deferred taxes that would apply in the event of distribution of earnings by investees as dividends have not been taken into account in computing deferred taxes, since the distribution of dividends does not involve an additional tax liability or since it is the Company’s policy not to initiate distribution of dividends from a subsidiary that would trigger an additional tax liability.

Taxes on income that relate to distributions of an equity instrument and to transaction costs of an equity transaction are accounted for pursuant to IAS 12, “Income Taxes”.

Deferred taxes are offset if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

p.	Share/ADS-based payment transactions:

The Company’s employees and other service providers may receive remuneration in the form of share/ADS-based payments (“Equity-settled transactions”).

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model (“OPM”). As for service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss together with a corresponding increase in equity during the period in which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees become entitled to the award (the “Vesting Period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the Vesting Period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vesting irrespective of whether the market condition is satisfied, provided that all other vesting conditions (service and/or performance) are satisfied.

If the Company modifies the conditions on which equity-instruments were granted, an additional expense is recognized for any modification that increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the employee/other service provider at the modification date.

If a grant of an equity instrument is cancelled, it is accounted for as if it had vested on the cancellation date and any expense not yet recognized for the grant is recognized immediately. However, if a new grant replaces the cancelled grant and is identified as a replacement grant on the grant date, the cancelled and new grants are accounted for as a modification of the original grant, as described above.

q.	Earnings (loss) per share/ADS:

Earnings (loss) per share or per ADS are calculated by dividing the income (loss) attributable to equity holders of the Company by the weighted number of ordinary shares or ADSs outstanding during the period.

Basic loss per ordinary share or ADS includes only ordinary shares or ADSs that were outstanding during the period.

Potential ordinary shares or ADSs are included in the computation of diluted loss per ordinary share or per ADS when their conversion increases loss per ordinary share or ADS from continuing operations.

r.	Employee benefit liabilities:

The Company has several employee-benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits are benefits that are expected to be settled wholly before twelve months after the end of the annual reporting period in which the employees render the related services. These benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered. A liability in respect of a cash bonus or a profit-sharing plan is recognized when the Company has a legal or constructive obligation to make such payment as a result of past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits:

The plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans to its employees according to the specific laws per country.

s.	Provisions:

A provision in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”, is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects part or all of the expense to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense is recognized in the statement of profit or loss net of any reimbursement.

Following are the types of provisions included in the financial statements:

Legal claims:

A provision for claims is recognized when the Company has a present legal or constructive obligation as a result of a past event, it is more likely than not that an outflow of resources embodying economic benefits will be required by the Company to settle the obligation and a reliable estimate can be made of the amount of the obligation.

t.	Leases:

The Company elected to apply the provisions of IFRS 16, “Leases” (“IFRS 16”) using the modified retrospective method (without restatement of comparative data).

The accounting policy for leases applied effective from January 1, 2019, is as follows:

The Company accounts for a contract as a lease when the contract terms convey the right to control the use of an identified asset for a period of time in exchange for consideration.

1.	The Company as a lessee:

For leases in which the Company is the lessee, the Company recognizes on the commencement date of the lease a right-of-use asset and a lease liability, excluding leases whose term is up to 12 months and leases for which the underlying asset is of low value. For these excluded leases, the Company has elected to recognize lease payments as an expense in profit or loss on a straight-line basis over the lease term (see Note 9). In measuring the lease liability, the Company has elected to apply the practical expedient in IFRS 16 and separates the lease components from the non-lease components (such as management and maintenance services, etc.) included in a single contract.

On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. After the commencement date, the Company measures the lease liability using the effective interest rate method.

On the commencement date, the right-of-use asset is recognized in an amount equal to the lease liability plus lease payments already made on or before the commencement date and initial direct costs incurred. The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life and the lease term.

The Company tests for impairment of the right-of-use asset whenever there are indications of impairment pursuant to the provisions of IAS 36, “Impairment of Assets”.

2.	Lease extension and termination options:

A non-cancelable lease term includes both the periods covered by an option to extend the lease when it is reasonably certain that the extension option will be exercised, and the periods covered by a lease termination option when it is reasonably certain that the termination option will not be exercised.

In the event of any change in the expected exercise of the lease extension option or in the expected non-exercise of the lease termination option, the Company remeasures the lease liability based on the revised lease term using a revised discount rate as of the date of the change in expectations. The total change is recognized in the carrying amount of the right-of-use asset until it is reduced to zero, and any further reductions are recognized in profit or loss.

3.	Lease modifications:

If a lease modification does not reduce the scope of the lease and does not result in a separate lease, the Company remeasures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

If a lease modification reduces the scope of the lease, the Company recognizes a gain or loss arising from the partial or full reduction of the carrying amount of the right-of-use asset and the lease liability. The Company subsequently remeasures the carrying amount of the lease liability according to the revised lease terms, at the revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

The accounting policy for leases applied until December 31, 2018, is as follows:

The criteria for classifying leases as finance or operating leases depend on the substance of the agreements and are made at the inception of the lease in accordance with the following principles as set out in IAS 17, “Leases”.

The Company as lessee:

Operating leases:

Leases in which substantially all the risks and rewards of ownership of the leased asset are not transferred to the Company are classified as operating leases. Lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.